                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):                       [   ]
    is a restatement.
                                                            [   ]
    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Feirstein, Barry R.
Address: 390 Park Avenue
         4th Floor
         New York, New York 10022

Form 13F File Number: 28-4181

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Barry Feirstein
Title:
Phone:   (646) 521-8300

Signature, Place, and Date of Signing:

    /s/ Barry Feirstein   New York, New York  November 12, 2001
    ____________________  __________________  _________________
    [Signature]              [City, State]      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     60

Form 13F Information Table Value Total:     $239,736,452



List of Other Included Managers:  NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]


                                                   Form 13F INFORMATION TABLE
                                                         Barry Feirstein
                                                       September 30, 2001

    ITEM 1            ITEM 2      ITEM 3        ITEM 4         ITEM 5               ITEM 6         ITEM 7        ITEM 8
   ---------         --------    --------      --------       --------             ---------      --------      --------
                                                                             INVESTMENT DISCRETION          VOTING AUTHORITY
                                                                                          (c)
                      TITLE      CUSIP         MARKET    SHRS OR   SH/ PUT/   (a)  (b)   SHARED   OTHER     (a)    (b)     (c)
NAME OF ISSUER       OF CLASS    NUMBER        VALUE     PRN AMT   PRN CALL  SOLE SHARED OTHER   MANAGERS  SOLE   SHARED   NONE
--------------       --------    ------        ------    -------   --- ----  ---- ------ ------  --------  ----   ------   ----

ACAMBIS PLC SPONSORED
   ADR                Common     004286100      119,000       5,000           X                             5,000
AES CORP              Common     00130H105    1,923,000     150,000           X                           150,000
ALLSCRIPTS HEALTHCARE
   SOL COM            Common     01988P108    3,360,000     800,000           X                           800,000
AMERICAN INTL GROUP   Common     026874107   15,600,000     200,000           X                           200,000
AON CORP              Common     037389103   21,000,000     500,000           X                           500,000
APOLLO GROUP INC COM
   UNV PHOENX         Common     037604204      774,000      25,000           X                            25,000
BAUSCH & LOMB         Common     071707103      707,500      25,000           X                            25,000
BERKSHIRE HATHAWAY
  CL A                Common     084670108   21,000,000         300           X                               300
BIOTRANSPLANT INC
  COM                 Common     09066Y107      632,500     115,000           X                           115,000
BJ SVCS               Common     055482103    1,779,000     100,000           X                           100,000
BOTTOMLINE TECH DEL
  COM                 Common     101388106      821,700     165,000           X                           165,000
CALPINE CORP COMMON   Common     131347106    2,281,000     100,000           X                           100,000
CAMECO CORP COM       Common     13321L108   15,932,000     700,000           X                           700,000
CARNIVAL CORP         Common     143658102    2,202,000     100,000           X                           100,000
CASH AMERICA INTER-
  NATIONAL            Common     14754D100   13,019,370   1,430,700           X                         1,430,700
CENDANT CORP          Common     151313103    6,400,000     500,000           X                           500,000
CHUBB CORP            Common     171232101    3,570,500      50,000           X                            50,000
CSX CORP              Common     126408103    3,150,000     100,000           X                           100,000
DIAMOND OFFSHORE
  DRILLING            Common     25271C102    2,522,000     100,000           X                           100,000
DIGENE CORP           Common     253752109   10,000,000     400,000           X                           400,000
ECOLLEGE COM          Common     27887E100      360,000     100,000           X                           100,000
ENSCO INTL INC        Common     26874Q100    1,462,000     100,000           X                           100,000
ESPEED INC CL A       Common     296643109      212,000      25,000           X                            25,000
GALLAGHER ARTHUR
  J & CO              Common     363576109   13,540,000     400,000           X                           400,000
GAP INC               Common     364760108    1,195,000     100,000           X                           100,000
GEMSTAR INTL          Common     36866W106      492,750      25,000           X                            25,000




GENENTECH INC         Common     368710406    5,500,000     125,000           X                           125,000
GLOBAL MARINE         Common     379352404    1,400,000     100,000           X                           100,000
HARRIS INTERACTIVE
  INC COM             Common     414549105      220,000     100,000           X                           100,000
HOME DEPOT INC        Common     437076102    3,837,000     100,000           X                           100,000
HOMESTORE COM INC     Common     437852102      765,000     100,000           X                           100,000
ISTA PHARMACEUTICALS
  COM                 Common     45031X105      400,000     200,000           X                           200,000
JOHNSON & JOHNSON     Common     478160104    5,540,000     100,000           X                           100,000
LILLY ELI & CO        Common     532457108    6,052,500      75,000           X                            75,000
MARRIOT INTL          Common     571903202    3,340,000     100,000           X                           100,000
MBIA INC COM          Common     55262C100    1,225,000      24,500           X                            24,500
MILLICOM INTL
  CELLULAR SA         Common     L6388F102    2,120,000     200,000           X                           200,000
NABORS INDS           Common     629568106    2,097,000     100,000           X                           100,000
NEXTCARD INC          Common     65332K107    6,370,000   1,000,000           X                         1,000,000
NORFOLK SOUTHERN
  CORP CO             Common     655844108    1,612,000     100,000           X                           100,000
NPS PHARMACEUTICALS
  COM                 Common     62936P103    1,560,000      50,000           X                            50,000
NTL INC COM           Common     629407107    1,240,000     400,000           X                           400,000
OSI PHARMACEUTICALS
  INC.                Common     671040103      812,500      25,000           X                            25,000
PFIZER INC            Common     717081103    4,010,000     100,000           X                           100,000
PHOTOMEDEX INC        Common     719358103      515,000     500,000           X                           500,000
QWEST COMMUNICATIONS  Common     749121109    1,670,000     100,000           X                           100,000
SAFECO CORP           Common     786429100    6,066,000     200,000           X                           200,000
SIX FLAGS INC COM     Common     83001P109    1,834,500     150,000           X                           150,000
SONUS NETWORKS INC
  COM                 Common     835691106      300,000     100,000           X                           100,000
SOUTHWEST AIRLINES
  CO                  Common     844741108    2,968,000     200,000           X                           200,000
ST PAUL CO            Common     792860108    4,122,000     100,000           X                           100,000
STILLWELL FINL INC    Common     860831106    1,950,000     100,000           X                           100,000
STRATEGIC DISTRI-
  BUTION              Common     862701307      825,000     100,000           X                           100,000
STUDENT ADVANTAGE
  INC COM             Common     86386Q105      905,632     870,800           X                           870,800
TIME WARNER           Common     00184A105      725,000     100,000           X                           100,000
TITAN PHARMACEUTICALS
   COM                Common     888314101      625,000     100,000           X                           100,000
TMP WORLDWIDE         Common     872941109    2,839,000     100,000           X                           100,000
TRANSOCEAN SEDCO
  FOREX               Common     G90078109    2,640,000     100,000           X                           100,000
WILLIS GROUP HOLDINGS
   LTD                Common     G96655108   11,695,000     500,000           X                           500,000
XL CAP LTD            Common     G98255105    7,900,000     100,000           X                           100,000
                                            239,736,452




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